SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 8 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from June 30, 2012 through the date of filing, for possible disclosure and recognition in the financial statements. Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

On August 6, 2012, the outstanding notes of $297,820 were amended to extend the various maturity dates to June 29, 2014.

On July 8, 2012, the Company entered into a consulting agreement whereby the Company will pay the consultant a combination of $4,000 cash and 7,500 shares of restricted stock per month during the first 90 days, with an increase to $5,000 cash and 7,500 shares of restricted stock per month if the agreement extends beyond the first 90 days.  The agreement is on a month-to-month basis.

 On September 1, 2012, the Company granted a consultant a non-qualified stock option to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $0.51 per share. The option has a 7 year term and vests 25% upon grant with the balance vesting in 6 equal quarterly installments at the end of each calendar quarter starting on December 31, 2012.

 The Company has evaluated events and transactions that occurred from December 31, 2011 through the date of filing, for possible disclosure and recognition in the financial statements.  Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

On January 16, 2012, the outstanding notes of $257,820 were amended to extend  the various maturity dates to June 29, 2013.

On January 1, 2012 the Company issued a non-qualified stock option under the 2011 Plan to a consultant to purchase up to 200,000 shares of common stock at an exercise price of $0.10 per share.

On February 1, 2012 the Company issued a non-qualified stock option under the 2011 Plan to a consultant to purchase up to 100,000 shares of common stock at an exercise price of $0.10 per share.